CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REVENUE:
Service Revenue	$ 0	$ 0
Total Revenues	0	0
COSTS AND EXPENSES:
General and administrative	6,491,704	6,694,619
Research and development	2,240,270	1,950,500
Total Costs and Expenses	8,731,974	8,645,119
LOSS FROM OPERATIONS	(8,731,974)	(8,645,119)
OTHER INCOME (EXPENSE):
Gain of forgiveness of debt and accrued interest	0	122,520
Interest expense - related parties	0	(188,605)
Interest expense	(13,319)	(44,677)
Total Other Expense	(13,319)	(110,762)
NET LOSS	$ (8,745,293)	$ (8,755,881)
BASIC AND DILUTED LOSS PER SHARE	$ (0.93)	$ (1.15)
WEIGHTED AVERAGE
BASIC AND DILUTED SHARES OUTSTANDING	9,419,660	7,629,069